Earnings (Loss) Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings (Loss) per Share
The following table sets forth the computation of basic and diluted earnings (loss) per share under ASC 260, Earnings per Share:

	For the fiscal years ended June 30,
	2024	2023	2022
	(in millions, except per share amounts)
Net income from continuing operations	$379	$228	$773
Net loss from discontinued operations, net of tax	(25)	(41)	(13)
Net income	354	187	760
Net income attributable to noncontrolling interests from continuing operations	(110)	(65)	(154)
Net loss attributable to noncontrolling interests from discontinued operations	22	27	17
Net income attributable to News Corporation stockholders	$266	$149	$623

Weighted-average number of shares of common stock outstanding - basic	571.2	576.4	589.5
Dilutive effect of equity awards	2.3	2.4	3.0
Weighted-average number of shares of common stock outstanding - diluted	573.5	578.8	592.5

Net income (loss) attributable to News Corporation stockholders per share:
Basic:
Continuing operations	$0.47	$0.28	$1.05
Discontinued operations	$—	$(0.02)	$0.01
	$0.47	$0.26	$1.06
Diluted:
Continuing operations	$0.47	$0.28	$1.04
Discontinued operations	$(0.01)	$(0.02)	$0.01
	$0.46	$0.26	$1.05